BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Discontinued Financial Information
The following table presents the assets and liabilities of the Iveco Group Business classified as Assets Held for Distribution and Liabilities Held for Distribution:

December 31, 2021

ASSETS HELD FOR DISTRIBUTION
Cash and cash equivalents	$961
Restricted cash	55
Trade receivables, net	165
Financing receivables, net	3,284
Inventories, net	3,005
Property, plant and equipment, net	3,221
Investments in unconsolidated subsidiaries and affiliates	613
Equipment under operating leases	66
Goodwill, net	80
Other intangible assets, net	141
Deferred tax assets	1,059
Other assets	896
Total Assets Held for Distribution	$13,546

LIABILITIES HELD FOR DISTRIBUTION
Debt	2,343
Trade payables	3,366
Deferred tax liabilities	14
Pension, postretirement and other postemployment benefits	560
Other liabilities	5,609
Total Liabilities Held for Distribution	$11,892
Details of Statement of Operations line items included in Discontinued Operations, after the eliminations, for the quarter ended March 31, 2021 are as follows:

Three Months Ended March 31,
2021

Revenues
Net sales	$3,570
Finance, interest and other income	49
Total Revenues	$3,619
Costs and Expenses
Cost of goods sold	3,058
Selling, general and administrative expenses	221
Research and development expenses	131
Restructuring expenses	1
Interest expense	29
Other, net	75
Total Costs and Expenses	$3,515
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	104
Income tax (expense) benefit	(41)
Equity in income of unconsolidated subsidiaries and affiliates	(1)
Net Income (loss) from discontinued operations	$62
Cash flows from Discontinued Operations from the quarter ended March 31, 2021 are as follows:

Three Months Ended March 31,
2021

Operating activities:
Net income (loss) of discontinued operations	$62
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases and assets sold under buy-back commitments	78
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	75
Loss on repurchase of notes	—
Undistributed income of unconsolidated subsidiaries	1
Other non-cash items	48
Changes in operating assets and liabilities:
Provisions	57
Deferred income taxes	22
Trade and financing receivables related to sales, net	215
Inventories, net	(380)
Trade payables	(22)
Other assets and liabilities	(25)
Cash flow from operating activities of discontinued operation	$131
Investing activities:
Additions to retail receivables	(4)
Collections of retail receivables	9
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(34)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(169)
Other	325
Cash flow from investing activities of discontinued operation	$127
Financing activities:
Proceeds from long-term debt	731
Payments of long-term debt	(986)
Net decrease in other financial liabilities	(104)
Dividends paid	—
Cash flow from financing activities of discontinued operation	$(359)